Net Loss Per Ordinary Share (Details) - Schedule of Weighted-Average Shares of Securities - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Options [Member]
Schedule of Weighted-Average Shares of Securities [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	10,806,286	11,955,067	11,063,254	12,479,143
Restricted Stock Units [Member]
Schedule of Weighted-Average Shares of Securities [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	9,394,111	6,056,775	7,254,370	5,920,117
Private Warrants [Member]
Schedule of Weighted-Average Shares of Securities [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,330,000	3,330,000	3,330,000	3,330,000
Public Warrants [Member]
Schedule of Weighted-Average Shares of Securities [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	5,750,000	5,750,000	5,750,000	5,750,000
Forfeiture Shares [Member]
Schedule of Weighted-Average Shares of Securities [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	359,375	1,006,250	790,625	1,006,250